Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share Capital	Share capital on December 31, 2023 and December 31, 2022 was US$13,177,841, represented by 2,218,116,370 common shares, having no nominal value and there were no changes in the year ended at December 31, 2023.
	December 31, 2023		December 31, 2022		December 31, 2021
	Quantity	US$ thousand	Quantity	US$ thousand	Quantity	US$ thousand
Initial balance	2,218,116,370	13,177,841	2,373,866,570	13,177,841	2,623,373,646	13,177,841
Cancellation of treasury shares	—	—	(155,750,200)	—	(249,507,076)
Final balance	2,218,116,370	13,177,841	2,218,116,370	13,177,841	2,373,866,570	13,177,841

Schedule of Treasury Share Activity	Treasury share activity were as follows:
	December 31, 2022		December 31, 2021
	Quantity	US$ thousand	Quantity	US$ thousand
Balance at the beginning of the period	80,062,600	619,298	12,848,500	107,550
Purchase of treasury shares	97,687,600	719,393	396,907,500	1,922,142
Disposal of treasury shares	(22,000,000)	(169,408)	(80,000,000)	(713)
Treasury shares used in stock option plan(1)	—	—	(186,324)	—
Cancellation of treasury shares	(155,750,200)	(1,121,507)	(249,507,076)	(811)
Exchange variation	—	(47,776)	—	(1,408,870)
Balance at the end of the period	—	—	80,062,600	619,298

(1)      Refers to treasury shares for stock options exercised effectively.

Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities	Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the years indicated.
	2023	2022	2021
Net Revenue	17,362,217	17,468,377	14,777,458
Net Income	322,317	746,538	31
Net cash provided by operating activities	677,877	669,863	326,459

Total assets	9,810,361	9,255,769	8,913,205
Total liabilities	6,465,784	6,402,493	6,324,271